Document And Entity Information	12 Months Ended
Oct. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0002044490
Document Type	N-CSR
Entity Registrant Name	SEG Partners Long/Short Equity Fund
Document Period End Date	Oct. 31, 2025
Amendment Flag	false